EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Gain (loss) recognized due to fluctuation of foreign exchange rates	$ (1,769)	$ 7,753	$ 3,781
DCDs
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Number of contracts outstanding	0	0
Gain (loss) recognized due to fluctuation of foreign exchange rates	0	2,013	3,781
DCDs | Minimum
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Maturity period of deposits		7 days	7 days
DCDs | Maximum
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Maturity period of deposits		21 days	21 days
Bank offshore accounts
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Gain (loss) recognized due to fluctuation of foreign exchange rates	$ (1,769)	$ 5,740